Consolidated Balance Sheets $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 381,158,000	$ 59,812	¥ 404,618,000
Restricted cash (including amounts of the consolidated VIE of RMB 217,950 thousand and RMB 127,315 thousand as of December 31, 2020 and 2021, respectively)	183,408,000	28,781	324,330,000
Contract assets	0	0	216,000
Accounts receivable, net of allowance for doubtful accounts	777,262,000	121,969	232,589,000
Insurance premium receivables (including amounts of the consolidated VIE of RMB 1,974 thousand and RMB 1,217 thousand as of December 31, 2020 and 2021, respectively)	1,217,000	191	1,974,000
Amounts due from related parties	128,000	20	251,000
Prepaid expense and other receivables	77,511,000	12,163	44,377,000
Total current assets	1,420,684,000	222,936	1,008,355,000
Non-current assets
Restricted cash (including amounts of the consolidated VIE of RMB nil and RMB 24,680 thousand as of December 31, 2020 and 2021, respectively)	44,418,000	6,970	0
Property, plant and equipment, net	48,461,000	7,605	10,251,000
Intangible assets, net	21,626,000	3,394	2,030,000
Deferred tax assets	605,000	95	605,000
Long-term investments	73,001,000	11,456	46,084,000
Operating lease right-of-use assets	247,819,000	38,888	267,352,000
Goodwill	461,000	72	461,000
Other assets	379,000	59	838,000
Total non-current assets	436,770,000	68,539	327,621,000
Total assets	1,857,454,000	291,475	1,335,976,000
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 31,540 thousand and RMB 216,710 thousand as of December 31, 2020 and 2021, respectively)	216,710,000	34,007	31,540,000
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 227,532 thousand and RMB 680,183 thousand as of December 31, 2020 and 2021, respectively)	680,369,000	106,765	227,532,000
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 187,219 thousand and RMB 124,019 thousand as of December 31, 2020 and 2021, respectively)	124,019,000	19,461	187,219,000
Contract liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 2,681 thousand as of December 31, 2020 and 2021, respectively)	7,236,000	1,135
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 39,421 thousand and RMB 207,462 thousand as of December 31, 2020 and 2021, respectively)	71,255,000	11,181	31,153,000
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 52,564 thousand and RMB 92,094 thousand as of December 31, 2020 and 2021, respectively)	93,451,000	14,665	63,919,000
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 2,440 thousand and RMB 2,440 thousand as of December 31, 2020 and 2021, respectively)	2,440,000	383	2,440,000
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 12,763 thousand and RMB 12,362 thousand as of December 31, 2020 and 2021, respectively)	14,886,000	2,336	12,763,000
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 11,875 thousand as of December 31, 2020 and 2021, respectively)	11,875,000	1,863	0
Total current liabilities	1,222,241,000	191,796	556,566,000
Non-current liabilities
Long-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 53,860 thousand and RMB 20,000 thousand as of December 31, 2020 and 2021, respectively)	20,000,000	3,138	53,860,000
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 605 thousand and RMB 4,455 thousand as of December 31, 2020 and 2021, respectively)	4,892,000	768	605,000
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 252,106 thousand and RMB 245,396 thousand as of December 31, 2020 and 2021, respectively)	249,183,000	39,102	252,106,000
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil both as of December 31, 2020 and 2021, respectively)	225,000	35	4,156,000
Total non-current liabilities	274,300,000	43,043	310,727,000
Total liabilities	1,496,541,000	234,839	867,293,000
Commitments and contingencies
Shareholders' equity
Treasury stock, value	(9,545,000)	(1,498)	(2,063,000)
Additional paid-in capital	896,772,000	140,723	884,920,000
Accumulated other comprehensive loss	(27,295,000)	(4,283)	(21,972,000)
Accumulated deficit	(499,940,000)	(78,451)	(392,274,000)
Total shareholders' equity attributable to Huize Holding Limited shareholders	360,064,000	56,503	468,683,000
Non-controlling interests	849,000	133	0
Total shareholders' equity	360,913,000	56,636	468,683,000
Total liabilities and shareholders' equity	1,857,454,000	291,475	1,335,976,000
Common Class A [Member]
Shareholders' equity
Common shares	62,000	10	62,000
Common Class B [Member]
Shareholders' equity
Common shares	¥ 10,000	$ 2	¥ 10,000